Employee Retirement Plans - Defined Contribution Plans (Details) - Other Pension, Postretirement and Supplemental Plans - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Contribution Plan Disclosure [Line Items]
Costs of benefits under savings plans	$ 17.1	$ 15.1	$ 14.3
Total fair values of grantor trust investment assets	$ 6.5	$ 3.6